GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities of acquired entities are recorded at their estimated fair values as of the acquisition date and are subject to refinement for up to one year as additional information relative to initial estimated fair value data becomes available. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. First Financial recorded additions to goodwill in 2011 related to the banking center acquisitions. First Financial expects all of the goodwill resulting from these acquisitions to be deductible for tax purposes.

Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below. There were no changes recorded to goodwill during 2012.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2012 and no impairment was indicated.  As of December 31, 2012, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. Other intangible assets primarily consist of core deposit intangibles.  Core deposit intangibles are recorded at their estimated fair value at the date of acquisition and are then amortized on an accelerated basis over their estimated useful lives. First Financial recorded $4.0 million of core deposit intangibles associated with the Liberty banking center acquisition and $3.0 million of core deposit intangibles associated with the Flagstar banking center acquisition during 2011, contributing to a total of $9.9 million of core deposit intangibles as of December 31, 2011. As of December 31, 2012, core deposit intangibles were $7.4 million. First Financial's core deposit intangibles have an estimated weighted average remaining life of 7.8 years as of December 31, 2012. Amortization expense recognized on intangible assets for 2012, 2011 and 2010 was $2.6 million, $1.2 million and $1.3 million, respectively.